Derivatives (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Gains (losses) recognized in the statement of profit or loss	$ 5,396
Settlement of derivatives	(174)	$ (1,542)	$ (2,447)
Interest rate swap
Disclosure of detailed information about financial instruments [line items]
December 31	(1,647)	1,987
Gains (losses) recognized in the statement of profit or loss	1,632	(2,125)
Settlement of derivatives	(174)	(1,542)
Translation adjustment	(133)	33
December 31	(322)	(1,647)	$ 1,987
Assets with current derivative financial instruments	190	723
Liabilities with current derivative financial instruments	$ (512)	$ (2,370)